12. Fair Value: June 30, 2013 (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
June 30, 2013:	June 30, 2013:
	Fair Value Measurements
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities
Convertible debentures		$3,604,524	-	$3,604,524